Depreciation and amortization	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Depreciation and amortization
12	Depreciation and amortization

	2020	2019	2018
	RMB million	RMB million	RMB million
			(Note)
Depreciation of property, plant and equipment	8,824	9,029	13,969
Depreciation of right-of-use asset s	15,388	15,263	—
Other amortization	378	328	339

	24,590	24,620	14,308

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).